Fair Value Accounting - Summary of Changes in Fair Value on Recurring Basis of Level 3 Financial Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	$ 270,612	$ 272,355
Accrued interest	5,843	5,712
Foreign exchange gains (losses)	(139)	66
Fair value redeemed	(10,239)	(31,325)
Unrealized gains (losses) included in other comprehensive income	(12,062)	30,309
Unrealized gains included in earnings	238	11,433
Convertible Bond conversion		(17,938)
Balance at the end	254,253	270,612
Tax Prepayments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	153,941	136,103
Accrued interest	2,743	2,695
Foreign exchange gains (losses)
Fair value redeemed
Unrealized gains (losses) included in other comprehensive income	(11,725)	15,143
Unrealized gains included in earnings
Convertible Bond conversion
Balance at the end	144,959	153,941
T-Bills [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	106,531	88,348
Accrued interest	3,100	3,017
Foreign exchange gains (losses)
Fair value redeemed
Unrealized gains (losses) included in other comprehensive income	(337)	15,166
Unrealized gains included in earnings
Convertible Bond conversion
Balance at the end	109,294	106,531
Convertible Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning		15,627
Accrued interest
Foreign exchange gains (losses)
Fair value redeemed
Unrealized gains (losses) included in other comprehensive income
Unrealized gains included in earnings		2,311
Convertible Bond conversion		(17,938)
Balance at the end
Other Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	10,140	32,277
Accrued interest
Foreign exchange gains (losses)	(139)	66
Fair value redeemed	(10,239)	(31,325)
Unrealized gains (losses) included in other comprehensive income
Unrealized gains included in earnings	238	9,122
Convertible Bond conversion
Balance at the end		$ 10,140